Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Trade receivables	$ 74,077	$ 79,617	$ 112,419	$ 112,403
Other receivables	6,868	12,422
Gross carrying amount [Member]
Disclosure of financial assets [Line Items]
Trade receivables	75,627	81,274
Other receivables	6,986	12,502
Loss allowances [Member]
Disclosure of financial assets [Line Items]
Trade receivables	(1,550)	(1,657)
Other receivables	$ (118)	$ (80)